Balances and transactions with related parties	12 Months Ended
Dec. 31, 2024
Balances and transactions with related parties [Abstract]
Balances and transactions with related parties
14	Balances and transactions with related parties

The accounts payable and transactions with related parties as of December 31, 2024 and 2023 are summarized as follows:

	2024		2023
	Receivable	Payable	Receivable	Payable
Marítima del Golfo de México (a)	$74,187	$-	$70,078	$-
SSA México, S.A. de C.V. (b)	-	14,188	-	12,466
Shareholders (c)	-	158,221	-	134,632
	$74,187	$172,409	$70,078	$147,098

(a)	Balances receivable are related to agency and maritime provider commission services.

(b)	The accounts payables to SSA México, S.A. de C.V. are largely due to subagency services that this related party provides to Grupo TMM.

(c)
Lines of credit in the amount of $130 million at a 15% annual fixed rate, with payments on capital and interest upon maturity, extended one more year, that has initial due date as of December 2023. During 2024, the maturity was extended to December 2026, maintaining the current conditions. Interest expenses of these credits amounted to $13,885 and $16,290 for the twelve months periods ended December 31, 2024 and 2023, respectively.

The most relevant transactions with related parties as of December 31, 2024, 2023 and 2022 are summarized as follows:

	2024	2023	2022
Revenue:
Wharfage services	$-	$6,227	$-
Systems	2,408	2,650	-
Maritime services (a)	-	-	20,958
Shipping agency services (b)	-	226	412
	$2,408	$9,103	$21,370

Costs:
Sub-agency commissions (c)	$-	$6,910	$7,237

Interests:	$13,885	$16,290	$18,227

(a)	Maritime services between TMM Dirección Corporativa, S.A. de C.V, subsidiary of Grupo TMM, and Marítima del Golfo. The contract termination date was August 2022.

(b)	Shipping agency services between Administradora Marítima TMM, S.A.P.I. de C.V., subsidiary of Grupo TMM, and Marítima del Golfo.

(c)	Shipping agency services provided by SSA México, S.A. de C.V. to Administradora Marítima TMM, S.A.P.I. de C.V.

(d)	Management consulting provided by SSA México, S.A. de C.V. to Administración Portuaria Integral de Acapulco, S.A. de C.V.

Transactions involving executive personnel for the years ended December 31, 2024, 2023 and 2022, include the following expenses:

	2024	2023	2022
Short-term benefits
Salaries	$16,398	$10,761	$19,055
Social security contributions	2,397	1,900	736
	$18,795	$12,661	$19,791

The Company does not pay other benefits to executive personnel other than those related to salaries and related concepts.